Filed pursuant to Rule 497(e)
File Nos. 333-182079 and 811-22712

PREMIER MULTI-SERIES VIT

Supplement Dated February 13, 2018 to the

Statutory Prospectus for Premier Multi-Series VIT,

Dated May 1, 2017 (as supplemented thereafter)

Disclosure Relating to RCM Dynamic Multi-Asset Plus VIT Portfolio (the “Portfolio”)

Within the Fund Summary relating to the Portfolio, the subsection entitled “Management of the Portfolio—Portfolio Managers” is hereby restated in its entirety as follows:

Claudio Marsala, portfolio manager and director, has managed the Portfolio since its inception in 2015.

Giorgio Carlino, CFA, portfolio manager and managing director, has managed the Portfolio since its inception in 2015.

Ryan Chin, CFA, portfolio manager and vice president, has managed the Portfolio since 2018.

The information within the Prospectus relating to the Portfolio in the subsection entitled “Management of the Portfolios” is hereby deleted and replaced with the following:

Portfolio	Portfolio Managers	Since	Recent Professional Experience
RCM Dynamic Multi-Asset Plus VIT Portfolio	Claudio Marsala	2015 (Inception)	Mr. Marsala is a portfolio manager and director with AllianzGI U.S., which he joined in 2001. As a member of the Multi Asset US team, he manages multi-asset mandates for retail and institutional clients. Mr. Marsala previously led the quantitative efforts of the firm’s Multi Asset team. Before that, he worked in risk management. Mr. Marsala has 15 years of investment-industry experience. He has a degree in economics and financial markets from the University of Pisa in Italy, and a master’s degree in quantitative finance from the University of Turin.

	Giorgio Carlino	2015 (Inception)	Mr. Carlino, CFA, is a portfolio manager, a managing director and CIO Multi Asset US with AllianzGI U.S., which he joined in 2001. He was previously a private-client portfolio manager, responsible for multi-manager selection. Mr. Carlino has 16 years of investment-industry experience. Before joining the firm, he worked in fund management at Commerzbank AM. Mr. Carlino has a degree in economics and finance from La Sapienza University in Rome, and a master’s degree in portfolio management and asset allocation from the University of Bologna, Department of Statistics.

Portfolio	Portfolio Managers	Since	Recent Professional Experience
	Ryan Chin	2018	Mr. Chin, CFA, is a portfolio manager and a vice president with AllianzGI U.S., which he joined in 2015. As a member of the Multi Asset US team, he focuses on the firm’s dynamic multi-asset strategies. Mr. Chin has 15 years of investment-industry experience. He was previously a government bond trader and a fixed-income derivatives trader in charge of US interest rate swaps in the US at Scotiabank. Mr. Chin has a B.B.A. in finance and accounting, first class honors, from Simon Fraser University, British Columbia, Canada. He holds the FINRA series 3, 7 and 63 licenses.

Disclosure Relating to All Series

The transfer agent for Premier Multi-Series VIT (the “Trust”) is State Street Bank and Trust Company (“State Street”), 2000 Crown Colony Drive, Quincy, Massachusetts 02169. State Street delegates its day-to-day obligations as transfer agent to DST Asset Manager Solutions, Inc., 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105. Conforming changes are hereby made throughout the Trust’s Prospectus.

Please retain this Supplement for future reference.

PREMIER MULTI-SERIES VIT

Supplement Dated February 13, 2018 to the

Statement of Additional Information for Premier Multi-Series VIT,

Dated May 1, 2017 (as supplemented thereafter)

Disclosure Relating to RCM Dynamic Multi-Asset Plus VIT Portfolio (the “Portfolio”)

The section titled “Portfolio Manager Compensation, Other Accounts Managed, Conflicts of Interest and Corporate Culture” under “Management of the Trust” is hereby revised to remove all references to Michael Stamos as a portfolio manager of the Portfolio, and add Ryan Chin as a portfolio manager of the Portfolio.

Information regarding other accounts managed by Mr. Chin, as well as his ownership of securities of the Portfolio, each as of December 31, 2017, is provided below.

Other Accounts Managed

Portfolio Manager	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Ryan Chin	26	1,940	8	1,859	16	908

Accounts and Assets for which Advisory Fee is Based on Performance

Portfolio Manager	Other Pooled Investment Vehicles		Other Accounts		Other Registered Investment Companies
	#	AUM ($ million)	#	AUM ($ million)	#	AUM ($ million)
Ryan Chin	0	0	0	0	0	0

Disclosure Relating to All Series

The transfer agent for Premier Multi-Series VIT (the “Trust”) is State Street Bank and Trust Company (“State Street”), 2000 Crown Colony Drive, Quincy, Massachusetts 02169. State Street delegates its day-to-day obligations as transfer agent to DST Asset Manager Solutions, Inc., 330 West 9th Street, 5th Floor, Kansas City, Missouri 64105. Conforming changes are hereby made throughout the Trust’s Statement of Additional Information.

Please retain this Supplement for future reference.